Equity-based compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangements [Abstract]
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months ended June 30, 2023 and 2022:

	Six months ended June 30
(shares in millions)	2023	2022
Unvested at January 1	4.8	5.6
Granted	2.2	1.8
Vested	(1.8)	(2.1)
Forfeited	(0.1)	(0.1)
Unvested at June 30	5.1	5.2